Note 4 - Loans and Allowance for Loan Losses (Details) - Loans and Allowances for Loan Losses - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Recorded Investment in Loans:
Principal loan balance	$ 301,917	$ 304,943	$ 293,087
Accrued interest receivable	967	1,036	1,050
Net deferred loan origination
Net deferred loan origination fees and costs	548	506	341
Individually evaluated for impairment	3,382	5,039	6,920
Collectively evaluated for impairment	300,050	301,446	287,558
Recorded investment in loans	303,432	306,485	294,478
Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Home Equity And Second Mortgage [Member]
Recorded Investment in Loans:
Principal loan balance		37,513	34,815
Accrued interest receivable		131	126
Net deferred loan origination
Net deferred loan origination fees and costs		481	328
Individually evaluated for impairment		151	276
Collectively evaluated for impairment		37,974	34,993
Recorded investment in loans		38,125	$ 35,269
Real Estate Portfolio Segment [Member] | Residential Loan [Member]
Recorded Investment in Loans:
Principal loan balance	107,136	106,679
Accrued interest receivable	339	368
Net deferred loan origination
Net deferred loan origination fees and costs	63	49
Individually evaluated for impairment	1,419	1,411
Collectively evaluated for impairment	106,119	105,685
Recorded investment in loans	107,538	107,096
Real Estate Portfolio Segment [Member] | Residential Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Real Estate Portfolio Segment [Member] | Land Loan [Member]
Recorded Investment in Loans:
Principal loan balance	10,526	11,028
Accrued interest receivable	38	48
Net deferred loan origination
Net deferred loan origination fees and costs	4	4
Individually evaluated for impairment	20	16
Collectively evaluated for impairment	10,548	11,064
Recorded investment in loans	10,568	11,080
Real Estate Portfolio Segment [Member] | Land Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded Investment in Loans:
Principal loan balance	8,341	8,444
Accrued interest receivable	21	20
Net deferred loan origination
Net deferred loan origination fees and costs	0	(1)
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	8,362	8,463
Recorded investment in loans	8,362	8,463
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Net deferred loan origination
Recorded investment in loans	75,652	78,480
Commercial Portfolio Segment [Member]
Recorded Investment in Loans:
Principal loan balance	24,983	28,282
Accrued interest receivable	131	131
Net deferred loan origination
Net deferred loan origination fees and costs	(7)	(7)
Individually evaluated for impairment	0	1,642
Collectively evaluated for impairment	25,107	26,764
Recorded investment in loans	25,107	28,406
Commercial Portfolio Segment [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Commercial Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Recorded Investment in Loans:
Principal loan balance	75,521	78,314
Accrued interest receivable	168	186
Net deferred loan origination
Net deferred loan origination fees and costs	(37)	(20)
Individually evaluated for impairment	1,800	1,819
Collectively evaluated for impairment	73,852	76,661
Recorded investment in loans	75,652	78,480
Commercial Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Recorded Investment in Loans:
Principal loan balance	37,844	37,513
Accrued interest receivable	124	131
Net deferred loan origination
Net deferred loan origination fees and costs	525	481
Individually evaluated for impairment	143	151
Collectively evaluated for impairment	38,350	37,974
Recorded investment in loans	38,493	38,125
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Recorded Investment in Loans:
Principal loan balance	37,566	34,683
Accrued interest receivable	146	152
Net deferred loan origination
Net deferred loan origination fees and costs	0	0
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	37,712	34,835
Recorded investment in loans	37,712	34,835
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Net deferred loan origination
Recorded investment in loans	$ 0	$ 0